Employee benefit obligations - Plan Asset Composition (Details)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Cash and cash equivalents	5.90%	0.60%
Debt instruments	21.90%	28.40%
Equity instruments	33.50%	31.50%
Real estate	21.30%	23.00%
Mortgages	3.60%	0.00%
Alternative assets	13.80%	16.50%
Total	100.00%	100.00%